                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06121

Morgan Stanley Pacific Growth Fund Inc.
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                   (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2003

Date of reporting period: October 31, 2003


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY PACIFIC GROWTH FUND PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT

For the year ended October 31, 2003

TOTAL RETURN FOR THE 12 MONTHS ENDED OCTOBER 31, 2003

                                                       MORGAN
                                                      STANLEY          LIPPER
                                                      CAPITAL         PACIFIC
                                                INTERNATIONAL        REGIONAL
                                                 (MSCI) WORLD           FUNDS
   CLASS A    CLASS B    CLASS C    CLASS D          INDEX(1)        INDEX(2)
    37.79%     35.99%     36.03%     37.56%            23.71%          36.94%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

For the 12-month period ended October 31, 2003, the overall market environment showed two distinct patterns of behavior within a volatile global environment. During the first six months, Asian markets traded sideways and then turned negative, predominantly from geopolitical concerns. Market uneasiness was fostered by concerns over North Korea's posturing with weapons of mass destruction, escalation over the situation in Iraq and the outbreak of SARS. A lack of confidence in global economic recovery also hampered the markets. SARS, which affected all markets, hit Asia especially hard.

Economic data nevertheless began to show signs of life, with increases in industrial production, business confidence among small- and medium-size companies, and nominal retail sales together with inventory levels at 15-year lows.

Asian markets in general turned emphatically positive in the second half of the period, with upward momentum evidenced by increased foreign investment in the region, such as a $1 billion investment in Thailand by Toyota. Asian currencies began to appreciate, while the dollar declined. The containment of the SARS epidemic had a number of positive effects on the region's economy. First, the lifting of travel restrictions helped buoy tourism receipts for such markets as Hong Kong. Automobile sales also rose sharply in the region as consumers shied away from public transportation during the height of the epidemic. Positive economic data, including lower interest rates and declining inflation, also boosted the region's markets.

The Japanese markets in particular also rallied strongly in the second half of this period. Earnings released for the fiscal year ending March 2003 confirmed that the restructuring efforts of the last few years are beginning to bear fruit, led by massive purchases by nonresident investors as well as by increased activity on the part of domestic Japanese. While the rapid conclusion of major military activity in Iraq and improving fundamentals in the U.S. economy contributed to this rally, the root of the Japanese markets' rise was more likely the result of highly attractive valuations. In addition, the Japanese government's decisive move to provide public funds for Resona Bank in April demonstrated that the government could act quickly to resolve a potential financial crisis. Thus, bank stocks as well as high-beta stocks with their attendant credit risk led the market, while relatively higher-quality blue-chip stocks were negatively influenced by selling pressure from Daiko Henjo and a strengthening yen.

PERFORMANCE ANALYSIS

The Fund's performance was positively affected by management's decision to be positioned more defensively against geopolitical concerns and the uncertainty of global economic recovery. Although we believe that the Japanese technology sector has a generally positive profit outlook, we modestly reduced the Fund's exposure while increasing the number of holdings with substantive positive balance sheets toward the end of 2002. While smaller-cap stocks were very strong during the first half of 2003, in June investors shifted their attention to larger-capitalization high-tech and other globally competitive Japanese companies. From June to August the Fund benefited from its higher exposure to large-cap, blue-chip stocks, specifically within the capital goods and technology hardware sectors. In addition, the Fund's stock selection within the consumer durables and automobile sectors supported its relative performance.

Stock selection in Hong Kong, specifically in the consumer discretionary and financials areas, also contributed positively to performance. The rising Australian dollar and improved commodity prices were powerful supports for the Australian market, and the fund benefited from its holdings of financial stocks there. It also enjoyed strong performance from its capital goods stocks--particularly electrical equipment--in India.

Key detractors from performance during the period included Chinese stock selection and the Fund's overweighting in South Korea. Although management generally retains a small cash position to fund transactions, the Fund's benchmark does not include cash, and in the period's rapidly rising market this proved to be a small liability. Stock selection in China, primarily in the telecom sector, also negatively influenced performance. The Fund's overweighted position in South Korea also hampered performance. Like Japan, the South Korean market's gains were strong, but lower than those of its peers.

The Fund also suffered from its relatively low position as a holding in Japanese banks. Although the Fund's small exposure to Japan's languishing banking sector helped it sidestep major sector declines from October 2002 to August 2003, the sector rose so sharply in September 2003 because of massive buying from momentum investors that the Fund's underweighted position in regard to the sector ultimately detracted from its relative performance.

   TOP 10 HOLDINGS

   Samsung Electronics Co., Ltd.                        3.0%
   Cheung Kong (Holdings) Ltd.                          2.3
   Nissan Motor Co., Ltd.                               1.8
   Yamaha Corp.                                         1.5
   NEC Corp.                                            1.5
   Henderson Land Development Co., Ltd.                 1.5
   Canon, Inc.                                          1.5
   Samsung SDI Co., Ltd.                                1.4
   Ricoh Co., Ltd.                                      1.4
   Matsushita Electric Industrial Co., Ltd.             1.3

   TOP FIVE INDUSTRIES

   Electronic Equipment/Instruments                     9.4%
   Real Estate Development                              6.3
   Motor Vehicles                                       5.4
   Semiconductors                                       5.3
   Industrial Machinery                                 5.1

SUBJECT TO CHANGE DAILY. ALL PERCENTAGES ARE AS A PERCENTAGE OF NET ASSETS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

1. THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON STOCKS (INCLUDING DEPOSITARY RECEIPTS) AND OTHER SECURITIES OF COMPANIES THAT HAVE A PRINCIPAL PLACE OF BUSINESS IN, OR DERIVE A MAJORITY OF THEIR REVENUES FROM BUSINESS IN, ASIA, AUSTRALIA OR NEW ZEALAND.

2. THE PRINCIPAL ASIAN COUNTRIES THE FUND INVESTS IN INCLUDE HONG KONG, INDIA, INDONESIA, JAPAN, MALAYSIA, THE PHILIPPINES, SINGAPORE, SOUTH KOREA, TAIWAN AND THAILAND. THE FUND'S ASSETS ARE INVESTED IN AT LEAST THREE COUNTRIES AT ANY GIVEN TIME.

3. THE FUND MAY INVEST MORE THAN 25 PERCENT OF ITS NET ASSETS IN HONG KONG, JAPAN, MALAYSIA, SOUTH KOREA AND/OR TAIWAN.

4. THE INVESTMENT PERFORMANCE OF THE FUND MAY THEREFORE BE SUBJECT TO THE SOCIAL, POLITICAL AND ECONOMIC EVENTS OCCURRING IN THOSE COUNTRIES TO A GREATER EXTENT THAN IN OTHER COUNTRIES.

5. THE FUND GENERALLY INVESTS IN COMPANIES ITS MANAGEMENT BELIEVES HAVE A HIGH RATE OF EARNINGS GROWTH POTENTIAL, INCLUDING SECURITIES THAT, IN THEIR VIEW, POSSESS--BOTH ON AN ABSOLUTE BASIS AND AS COMPARED WITH OTHER SECURITIES AROUND THE WORLD--ATTRACTIVE PRICE/EARNINGS, PRICE/CASH FLOW AND PRICE/REVENUE RATIOS.

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M. ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS (6397). THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

                 (This page has been left blank intentionally.)

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF A $10,000 INVESTMENT--CLASS B

                                          FUND++    MSCI WORLD(1)      LIPPER(2)
10/31/93                              $   10,000       $   10,000     $   10,000
10/31/94                              $   11,069       $   10,765     $   10,973
10/31/95                              $   10,112       $   11,786     $   10,045
10/31/96                              $   10,415       $   13,707     $   10,548
10/31/97                              $    7,185       $   16,006     $    8,574
10/31/98                              $    5,542       $   18,448     $    6,960
10/31/99                              $    8,198       $   23,044     $   11,073
10/31/2000                            $    7,470       $   23,296     $    9,341
10/31/2001                            $    5,089       $   17,352     $    6,868
10/31/2002                            $    4,883       $   14,775     $    6,570
10/31/2003                            $    6,640       $   18,278     $    8,998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED OCTOBER 31, 2003

                              CLASS A SHARES*      CLASS B SHARES**    CLASS C SHARES+      CLASS D SHARES++
                                  07/28/97             11/30/90            07/28/97             07/28/97

   SYMBOL                             TGRAX                TGRBX                TGRCX               TGRDX
   1 YEAR                             37.79%(3)            35.99%(3)            36.03%(3)           37.56%(3)
                                      30.56(4)             30.99(4)             35.03(4)               --
   5 YEARS                             4.52(3)              3.68(3)              3.73(3)             4.75(3)
                                       3.40(4)              3.34(4)              3.73(4)               --
   10 YEARS                              --                (4.01)(3)               --                  --
                                         --                (4.01)(4)               --                  --
   SINCE INCEPTION                    (6.83)(3)             2.28(3)             (7.49)(3)           (6.62)(3)
                                      (7.63)(4)             2.28(4)             (7.49)(4)              --

Notes on Performance

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX MEASURES PERFORMANCE FROM A DIVERSE RANGE OF GLOBAL STOCK MARKETS INCLUDING SECURITIES REPRESENTATIVE OF THE MARKET STRUCTURE OF 22 DEVELOPED MARKET COUNTRIES IN NORTH AMERICA, EUROPE, AND THE ASIA/PACIFIC REGION. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER PACIFIC REGIONAL FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER PACIFIC REGION FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 10 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

@    CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON OCTOBER 31, 2003.

MORGAN STANLEY PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2003

    NUMBER OF
     SHARES                                                           VALUE
--------------------------------------------------------------------------------
               COMMON AND PREFERRED STOCKS
                 AND RIGHTS (96.7%)

               AUSTRALIA (8.2%)
               AIRLINES
     670,738   Qantas Airways Ltd.                               $     1,711,178
                                                                 ---------------
               APPAREL/FOOTWEAR
     189,321   Billabong International Ltd.                              979,366
                                                                 ---------------
               BEVERAGES: NON-ALCOHOLIC
     102,000   Coca-Cola Amatil Ltd.                                     424,571
                                                                 ---------------
               CONTAINERS/PACKAGING
     165,250   Amcor Ltd.                                                992,649
                                                                 ---------------
               FINANCIAL CONGLOMERATES
     335,600   Promina Group Ltd.                                        787,399
                                                                 ---------------
               INVESTMENT TRUSTS/MUTUAL FUNDS
     239,700   Macquarie Infrastructure
                Group (Stapled Securities)++                             536,985
                                                                 ---------------
               LIFE/HEALTH INSURANCE
     188,400   Amp Ltd.                                                  876,076
     188,400   AMP Ltd. (Rights)*                                         10,918
                                                                 ---------------
                                                                         886,994
                                                                 ---------------
               MAJOR BANKS
     130,350   Australia and New Zealand
                Banking Group Ltd.                                     1,639,707
                                                                 ---------------
      23,700   Australia and New Zealand
                Banking Group Ltd. (Rights)*                              72,187
                                                                 ---------------
      80,950   Commonwealth Bank of Australia                          1,573,203
                                                                 ---------------
                                                                       3,285,097
                                                                 ---------------
               MEDIA CONGLOMERATES
     215,200   News Corp., Ltd.                                        1,908,627
                                                                 ---------------
               OILFIELD SERVICES/EQUIPMENT
   1,250,000   Downer EDI Ltd.                                           777,370
                                                                 ---------------
               OTHER METALS/MINERALS
     243,751   BHP Billiton Ltd.                                       2,018,874
      73,700   Rio Tinto Ltd.                                          1,856,787
                                                                 ---------------
                                                                       3,875,661
                                                                 ---------------
               PROPERTY - CASUALTY INSURERS
     119,950   QBE Insurance Group Ltd.                          $       873,117
                                                                 ---------------
               TOTAL AUSTRALIA                                        17,039,014
                                                                 ---------------
               CHINA (0.4%)
               ELECTRIC UTILITIES
     408,000   Huaneng Power International, Inc. (Class H)               635,489
                                                                 ---------------
               INVESTMENT TRUSTS/MUTUAL FUNDS
     100,000   Investment Co. of China**                                 106,500
                                                                 ---------------
               TOTAL CHINA                                               741,989
                                                                 ---------------
               HONG KONG (10.4%)
               ADVERTISING/MARKETING SERVICES
     996,000   tom.com Ltd.*                                             320,525
                                                                 ---------------
               AIRLINES
     544,000   Cathay Pacific Airways, Ltd.                            1,039,892
                                                                 ---------------
               APPAREL/FOOTWEAR RETAIL
     561,000   Esprit Holdings Ltd.                                    1,762,039
                                                                 ---------------
               BROADCASTING
      64,000   Television Broadcasts Ltd.                                303,173
                                                                 ---------------
               BUILDING PRODUCTS
   2,678,000   Asia Aluminum Holdings Ltd.                               530,877
                                                                 ---------------
               CONSUMER SUNDRIES
      80,000   Moulin International Holdings Ltd.                         60,243
                                                                 ---------------
               ELECTRONIC EQUIPMENT/INSTRUMENTS
     237,000   The Grande Holdings Ltd.                                  250,164
                                                                 ---------------
               GAS DISTRIBUTORS
     587,000   Hong Kong & China Gas Co., Ltd.                           812,287
                                                                 ---------------
               INDUSTRIAL CONGLOMERATES
     213,000   Swire Pacific Ltd. (Class A)                            1,299,633
                                                                 ---------------
               MAJOR BANKS
     433,000   Bank of East Asia, Ltd.                                 1,293,120
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

    NUMBER OF
     SHARES                                                           VALUE
--------------------------------------------------------------------------------
               MISCELLANEOUS MANUFACTURING
     543,400   Johnson Electric Holdings Ltd.                    $       706,486
                                                                 ---------------
               OIL & GAS PRODUCTION
     907,000   CNOOC Ltd.                                              1,710,440
                                                                 ---------------
               PROPERTY - CASUALTY INSURERS
     160,000   PICC Property & Casualty Company Ltd.*                     37,448
                                                                 ---------------
               REAL ESTATE DEVELOPMENT
     573,400   Cheung Kong (Holdings) Ltd.                             4,779,256
     264,000   Great Eagle Holdings Ltd.                                 302,452
     732,000   Henderson Land Development Co., Ltd.                    3,071,790
   1,169,000   Hysan Development Co., Ltd.                             1,692,894
                                                                 ---------------
                                                                       9,846,392
                                                                 ---------------
               TOOLS/HARDWARE
     462,000   Techtronic Industries Co., Ltd.                         1,272,678
                                                                 ---------------
               WHOLESALE DISTRIBUTORS
     344,800   Li & Fung Ltd.                                            579,216
                                                                 ---------------
               TOTAL HONG KONG                                        21,824,613
                                                                 ---------------
               INDIA (2.6%)
               ELECTRICAL PRODUCTS
     127,300   Bharat Heavy Electricals Ltd.                           1,352,194
                                                                 ---------------
               MAJOR BANKS
     364,000   Canara Bank Ltd.                                        1,079,634
                                                                 ---------------
               MOTOR VEHICLES
     115,000   Hero Honda Motors Ltd.                                    896,685
                                                                 ---------------
               OTHER METALS/MINERALS
       5,235   Gujarat Mineral Development Corp. Ltd.                     13,737
                                                                 ---------------
               PHARMACEUTICALS: OTHER
      43,200   Ranbaxy Laboratories Ltd.                                 936,953
                                                                 ---------------
               REGIONAL BANKS
     696,000   Union Bank of India Ltd.                                  717,035
                                                                 ---------------
               TEXTILES
     553,000   Alok Industries Ltd.                                      469,678
                                                                 ---------------
               TOTAL INDIA                                             5,465,916
                                                                 ---------------
               INDONESIA (1.7%)
               CONSTRUCTION MATERIALS
     917,500   PT Indocement Tunggal Prakarsa Tbk*               $       207,836
                                                                 ---------------
               DEPARTMENT STORES
     778,000   PT Ramayana Lestari Sentosa Tbk                           430,289
                                                                 ---------------
               MAJOR TELECOMMUNICATIONS
   1,637,000   PT Telekomunikasi Indonesia Tbk                         1,155,801
                                                                 ---------------
               MOTOR VEHICLES
   1,706,923   PT Astra International Tbk*                               873,749
                                                                 ---------------
               REGIONAL BANKS
     955,000   PT Bank Central Asia Tbk*                                 396,137
   3,599,500   PT Bank Mandiri*                                          402,392
     635,000   PT Bank Rakyat Indonesia*                                  65,383
                                                                 ---------------
                                                                         863,912
                                                                 ---------------
               TOTAL INDONESIA                                         3,531,587
                                                                 ---------------
               JAPAN (49.4%)
               AUTO PARTS: O.E.M.
     104,000   NIFCO Inc.                                              1,330,134
                                                                 ---------------
               BUILDING PRODUCTS
     202,000   Sanwa Shutter Corp.                                     1,151,295
                                                                 ---------------
               CHEMICALS: MAJOR DIVERSIFIED
     615,000   Mitsubishi Chemical Corp.                               1,610,035
                                                                 ---------------
               CHEMICALS: SPECIALTY
     334,000   Daicel Chemical Industries, Ltd.                        1,414,817
     460,000   Denki Kagaku Kogyo Kabushiki Kaisha                     1,396,600
     277,000   Kaneka Corp.                                            2,157,886
     147,000   Shin-Etsu Polymer Co., Ltd.                               892,610
                                                                 ---------------
                                                                       5,861,913
                                                                 ---------------
               COMMERCIAL PRINTING/FORMS
     111,000   Dai Nippon Printing Co., Ltd.                           1,713,281
      69,000   Nissha Printing Co., Ltd.                                 907,581
                                                                 ---------------
                                                                       2,620,862
                                                                 ---------------
               COMPUTER PERIPHERALS
     110,600   Mitsumi Electric Co., Ltd.                              1,157,173
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

    NUMBER OF
     SHARES                                                           VALUE
--------------------------------------------------------------------------------
               COMPUTER PROCESSING HARDWARE
     405,000   Fujitsu Ltd.*                                     $     2,536,542
                                                                 ---------------
               ELECTRIC UTILITIES
      66,500   Tokyo Electric Power Co., Inc.                          1,417,530
                                                                 ---------------
               ELECTRICAL PRODUCTS
     157,000   Furukawa Electric Co., Ltd.                               593,691
                                                                 ---------------
               ELECTRONIC COMPONENTS
      38,100   TDK Corp.                                               2,493,591
                                                                 ---------------
               ELECTRONIC DISTRIBUTORS
      81,600   Ryosan Co., Ltd.                                        1,306,965
                                                                 ---------------
               ELECTRONIC EQUIPMENT/INSTRUMENTS
      63,000   Canon, Inc.                                             3,046,632
     202,000   Casio Computer Co., Ltd.                                1,797,637
      29,400   Kyocera Corp.                                           1,769,185
     213,000   Matsushita Electric Industrial Co., Ltd.                2,805,536
     350,000   NEC Corp.                                               3,089,265
     150,000   Ricoh Co., Ltd.                                         2,842,923
     662,000   Toshiba Corp.                                           2,653,777
                                                                 ---------------
                                                                      18,004,955
                                                                 ---------------
               ELECTRONICS/APPLIANCES
      76,000   Fuji Photo Film Co., Ltd.                               2,238,342
      33,900   Rinnai Corp.                                              810,445
      60,000   Sony Corp.                                              2,088,901
                                                                 ---------------
                                                                       5,137,688
                                                                 ---------------
               ENGINEERING & CONSTRUCTION
      87,000   Kyudenko Corp.                                            347,178
     299,000   Obayashi Corp.                                          1,361,685
      41,000   Sanki Engineering Co., Ltd.                               230,325
                                                                 ---------------
                                                                       1,939,188
                                                                 ---------------
               FINANCE/RENTAL/LEASING
     110,400   Hitachi Capital Corp.                                   1,480,229
                                                                 ---------------
               FOOD RETAIL
      79,100   FamilyMart Co., Ltd.                                    1,718,471
                                                                 ---------------
               FOOD: MEAT/FISH/DAIRY
      90,000   Nippon Meat Packers, Inc.                                 897,464
                                                                 ---------------
               FOOD: SPECIALTY/CANDY
      56,500   House Foods Corp.                                 $       611,172
                                                                 ---------------
               HOME BUILDING
     264,000   Sekisui Chemical Co., Ltd.                              1,298,282
     165,000   Sekisui House, Ltd.                                     1,618,353
                                                                 ---------------
                                                                       2,916,635
                                                                 ---------------
               HOME FURNISHINGS
       8,700   Sangetsu Co., Ltd.                                        151,999
                                                                 ---------------
               INDUSTRIAL CONGLOMERATES
     385,000   Hitachi Ltd.                                            2,260,794
                                                                 ---------------
               INDUSTRIAL MACHINERY
     268,000   Amada Co., Ltd.                                         1,157,168
     239,000   Daifuku Co., Ltd.                                       1,051,504
     117,000   Daikin Industries Ltd.                                  2,494,001
      64,300   Fuji Machine Mfg. Co. Ltd.                                847,514
     106,000   Fujitec Co., Ltd.                                         457,686
     690,000   Mitsubishi Heavy Industries, Ltd.                       1,894,191
     303,000   Tsubakimoto Chain Co.                                   1,002,563
                                                                 ---------------
                                                                       8,904,627
                                                                 ---------------
               INDUSTRIAL SPECIALTIES
      74,000   Lintec Corp.                                            1,069,539
     150,000   Toyo Ink Manufacturing Co., Ltd.                          556,313
                                                                 ---------------
                                                                       1,625,852
                                                                 ---------------
               MAJOR TELECOMMUNICATIONS
         378   Nippon Telegraph & Telephone Corp.                      1,687,101
                                                                 ---------------
               METAL FABRICATIONS
     250,000   Minebea Co., Ltd.                                       1,422,598
                                                                 ---------------
               MISCELLANEOUS MANUFACTURING
     125,500   Kurita Water Industries Ltd.                            1,521,834
                                                                 ---------------
               MOTOR VEHICLES
     326,000   Nissan Motor Co., Ltd.                                  3,650,868
     136,000   Suzuki Motor Corp.                                      1,965,639
      95,400   Toyota Motor Corp.                                      2,714,317
     100,000   Yamaha Motor Co., Ltd.                                  1,133,533
                                                                 ---------------
                                                                       9,464,357
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

    NUMBER OF
     SHARES                                                           VALUE
--------------------------------------------------------------------------------
               MOVIES/ENTERTAINMENT
      45,100   TOHO Co., Ltd.                                    $       555,090
                                                                 ---------------
               OTHER TRANSPORTATION
      85,000   Mitsubishi Logistics Corp.                                739,433
                                                                 ---------------
               PHARMACEUTICALS: MAJOR
     118,800   Sankyo Co., Ltd.                                        1,900,627
                                                                 ---------------
               PHARMACEUTICALS: OTHER
      48,000   Ono Pharmaceutical Co., Ltd.                            1,666,758
      74,100   Yamanouchi Pharmaceutical Co., Ltd.                     1,859,067
                                                                 ---------------
                                                                       3,525,825
                                                                 ---------------
               RAILROADS
         399   East Japan Railway Co.                                  1,806,218
                                                                 ---------------
               REAL ESTATE DEVELOPMENT
     190,000   Mitsubishi Estate Co., Ltd.                             1,820,380
                                                                 ---------------
               RECREATIONAL PRODUCTS
      24,600   Nintendo Co., Ltd.                                      1,898,500
     158,300   Yamaha Corp.                                            3,187,297
                                                                 ---------------
                                                                       5,085,797
                                                                 ---------------
               SEMICONDUCTORS
       9,700   Rohm Co., Ltd.                                          1,306,736
                                                                 ---------------
               TEXTILES
     136,000   Nisshinbo Industries, Inc.                                678,702
                                                                 ---------------
               WHOLESALE DISTRIBUTORS
      28,000   Hitachi High-Technologies Corp.                           460,176
     230,000   Mitsubishi Corp.                                        2,385,510
     111,000   Nagase & Co., Ltd.                                        747,668
                                                                 ---------------
                                                                       3,593,354
                                                                 ---------------
               TOTAL JAPAN                                           102,836,857
                                                                 ---------------
               MALAYSIA (0.3%)
               ELECTRIC UTILITIES
     432,000   YTL Corp. Berhad                                          522,879
                                                                 ---------------
               NEW ZEALAND (0.4%)
               CONSTRUCTION MATERIALS
     120,200   Fletcher Building Ltd.                                    323,414
                                                                 ---------------
               FOREST PRODUCTS
     423,000   Carter Holt Harvey Ltd.                           $       474,440
                                                                 ---------------
               TOTAL NEW ZEALAND                                         797,854
                                                                 ---------------
               SINGAPORE (3.7%)
               AIR FREIGHT/COURIERS
     387,400   SembCorp Logistics Ltd.                                   374,041
                                                                 ---------------
               AIRLINES
     273,000   Singapore Airlines Ltd.                                 1,898,448
                                                                 ---------------
               ELECTRONIC COMPONENTS
     104,100   Venture Corp., Ltd.                                     1,130,741
                                                                 ---------------
               MARINE SHIPPING
     508,000   Neptune Orient Lines Ltd.*                                648,138
                                                                 ---------------
               REAL ESTATE DEVELOPMENT
     830,000   Capitaland Ltd.                                           777,529
     174,400   City Developments Ltd.                                    606,391
                                                                 ---------------
                                                                       1,383,920
                                                                 ---------------
               REGIONAL BANKS
     152,000   Oversea - Chinese Banking Corp., Ltd.                   1,057,012
      87,494   United Overseas Bank Ltd.                                 683,861
                                                                 ---------------
                                                                       1,740,873
                                                                 ---------------
               TRUCKS/CONSTRUCTION/FARM MACHINERY
     751,000   SembCorp Industries Ltd.                                  569,724
                                                                 ---------------
               TOTAL SINGAPORE                                         7,745,885
                                                                 ---------------
               SOUTH KOREA (10.1%)
               AUTOMOTIVE AFTERMARKET
       5,980   Hankook Tire Co., Ltd.                                     41,264
                                                                 ---------------
               CHEMICALS: SPECIALTY
      15,720   Honan Petrochemical Corp.                                 629,331
                                                                 ---------------
               DEPARTMENT STORES
      38,860   Hyundai Department Store Co., Ltd.                        982,987
                                                                 ---------------
               ELECTRONIC COMPONENTS
      29,200   Samsung SDI Co., Ltd.                                   3,008,784
                                                                 ---------------
               FINANCE/RENTAL/LEASING
      34,790   LG Card Co., Ltd.                                         354,071
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

    NUMBER OF
     SHARES                                                           VALUE
--------------------------------------------------------------------------------
               FOOD: SPECIALTY/CANDY
       9,140   Orion Corp.                                       $       624,515
                                                                 ---------------
               HOUSEHOLD/PERSONAL CARE
       6,550   LG Household & Health Care Ltd.                           148,537
                                                                 ---------------
               INDUSTRIAL MACHINERY
      43,680   Hyundai Mobis                                           1,685,959
                                                                 ---------------
               INVESTMENT BANKS/BROKERS
      36,100   Daishin Securities Co., Ltd.                              519,852
     129,350   Good Morning Shinhan Securities Co., Ltd.*                535,317
      15,820   Samsung Securities Co., Ltd.                              338,046
                                                                 ---------------
                                                                       1,393,215
                                                                 ---------------
               MAJOR BANKS
      67,660   Cho Hung Bank                                             219,152
      24,940   Kookmin Bank*                                             909,973
                                                                 ---------------
                                                                       1,129,125
                                                                 ---------------
               REGIONAL BANKS
      11,110   Korea Exchange Bank Credit Services Co., Ltd.              62,775
      37,170   Shinhan Financial Group Co., Ltd.*                        533,691
                                                                 ---------------
                                                                         596,466
                                                                 ---------------
               SEMICONDUCTORS
      15,939   Samsung Electronics Co., Ltd.                           6,327,137
       6,180   Samsung Electronics Co., Ltd. (Pref.)                   1,226,605
                                                                 ---------------
                                                                       7,553,742
                                                                 ---------------
               TOBACCO
      17,060   KT&G Corp.                                                328,520
                                                                 ---------------
               TRUCKS/CONSTRUCTION/FARM MACHINERY
      75,960   Daewoo Shipbuilding & Marine
                Engineering Co., Ltd.*                                 1,020,071
      23,120   STX Shipbuilding Co., Ltd.*                               383,706
                                                                 ---------------
                                                                       1,403,777
                                                                 ---------------
               WIRELESS TELECOMMUNICATIONS
       6,780   SK Telecom Co., Ltd.                                    1,196,807
                                                                 ---------------
               TOTAL SOUTH KOREA                                      21,077,100
                                                                 ---------------
               TAIWAN (8.5%)
               AIRLINES
   1,948,779   EVA Airways Corp.                                 $       825,851
                                                                 ---------------
               CHEMICALS: SPECIALTY
     320,120   Nan Ya Plastic Corp.                                      426,764
                                                                 ---------------
               COMPUTER COMMUNICATIONS
     240,350   Zyxel Communications Corp.                                526,959
                                                                 ---------------
               COMPUTER PERIPHERALS
     266,440   Hon Hai Precision Industry Co., Ltd.                    1,191,845
                                                                 ---------------
               COMPUTER PROCESSING HARDWARE
     372,915   Acer Inc.                                                 548,727
      60,900   Quanta Computer Inc.                                      165,781
                                                                 ---------------
                                                                         714,508
                                                                 ---------------
               CONSTRUCTION MATERIALS
   1,237,000   Taiwan Cement Corp.                                       622,504
                                                                 ---------------
               ELECTRICAL PRODUCTS
     594,960   Phoenixtec Power Co., Ltd.                                709,120
                                                                 ---------------
               ELECTRONIC COMPONENTS
     136,800   Infortrend Technology Inc.                                430,771
     411,000   Ya Hsin Industrial Co., Ltd.                              560,015
                                                                 ---------------
                                                                         990,786
                                                                 ---------------
               ELECTRONIC EQUIPMENT/INSTRUMENTS
     988,000   Au Optronics Corp.                                      1,331,678
                                                                 ---------------
               ELECTRONIC PRODUCTION EQUIPMENT
     192,000   Waffer Technology Co., Ltd.                               418,128
                                                                 ---------------
               ELECTRONICS/APPLIANCE STORES
      67,870   Largan Precision Co., Ltd.                                725,039
                                                                 ---------------
               ENGINEERING & CONSTRUCTION
     679,000   CTCI Corp.                                                509,550
                                                                 ---------------
               FINANCIAL CONGLOMERATES
     592,000   Cathay Financial Holding Co., Ltd.                        975,633
     332,000   Fubon Financial Holding Co., Ltd.                         349,782

                        SEE NOTES TO FINANCIAL STATEMENTS

    NUMBER OF
     SHARES                                                           VALUE
--------------------------------------------------------------------------------
   1,330,000   Taishin Financial Holdings Co., Ltd.              $       943,290
                                                                 ---------------
                                                                       2,268,705
                                                                 ---------------
               INDUSTRIAL SPECIALTIES
      76,800   Asia Optical Co. Inc.                                     506,274
                                                                 ---------------
               INVESTMENT BANKS/BROKERS
   1,132,920   Polaris Securities Co., Ltd.*                             563,459
     690,543   Yuanta Core Pacific Securities Co.                        428,795
                                                                 ---------------
                                                                         992,254
                                                                 ---------------
               MARINE SHIPPING
     741,460   Evergreen Marine Corp.                                    650,250
     588,000   Taiwan Navigation Co. Ltd.                                389,347
                                                                 ---------------
                                                                       1,039,597
                                                                 ---------------
               REGIONAL BANKS
   1,376,696   Chinatrust Financial Holding Co., Ltd.                  1,430,176
                                                                 ---------------
               SEMICONDUCTORS
     193,400   Novatek Microelectronics Corp., Ltd.                      608,999
      46,748   Richtek Technology Corp.*                                 244,884
     228,000   SunPlus Technology Co., Ltd.                              395,880
     496,946   Taiwan Semiconductor Manufacturing Co., Ltd.*             979,852
                                                                 ---------------
                                                                       2,229,615
                                                                 ---------------
               WIRELESS TELECOMMUNICATIONS
     239,000   Taiwan Cellular Corp.                                     214,523
                                                                 ---------------
               TOTAL TAIWAN                                           17,673,876
                                                                 ---------------
               THAILAND (1.0%)
               MAJOR BANKS
     486,600   Kasikornbank PCL (Alien Shares)*                          541,343
     195,300   Kasikornbank PCL (NVDR)*                                  206,286
                                                                 ---------------
                                                                         747,629
                                                                 ---------------
               REGIONAL BANKS
     378,300   Bangkok Bank PCL (Alien Shares)*                          884,276
     119,100   Bangkok Bank PCL (NVDR)*                                  256,065
     269,800   Siam Commercial Bank PCL (Alien Shares)*          $       278,231
                                                                 ---------------
                                                                       1,418,572
                                                                 ---------------
               TOTAL THAILAND                                          2,166,201
                                                                 ---------------
               TOTAL COMMON AND PREFERRED STOCKS AND RIGHTS
                (COST $187,360,659)                                  201,423,771
                                                                 ---------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
------------
               SHORT-TERM INVESTMENTS (2.4%)

               COMMERCIAL PAPER (a) (0.2%)
               FINANCIAL CONGLOMERATES
$        350   General Electric Capital Corp.
                1.05% due 12/05/03
                (Cost $349,653)                                          349,653
                                                                 ---------------
               REPURCHASE AGREEMENT (2.2%)
       4,671   Joint repurchase agreement account 1.05%
                due 11/03/03 (dated 10/31/03; proceeds
                $4,671,409) (b)
                (COST $4,671,000)                                      4,671,000
                                                                 ---------------
               TOTAL SHORT-TERM INVESTMENTS
                (COST $5,020,653)                                      5,020,653
                                                                 ---------------

TOTAL INVESTMENTS
 (COST $192,381,312) (c)                                  99.1%      206,444,424
OTHER ASSETS IN EXCESS OF LIABILITIES                      0.9         1,851,335
                                                         -----   ---------------
NET ASSETS                                               100.0%  $   208,295,759
                                                         =====   ===============

----------
NVDR NON VOTING DEPOSITORY RECEIPT.
 *    NON-INCOME PRODUCING SECURITY.
 **   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
 ++ COMPRISED OF SECURITIES IN SEPARATE ENTITIES THAT ARE TRADED AS A SINGLE STAPLED SECURITY.
 (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
 (b)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $197,278,602. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $34,514,262 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $25,348,440, RESULTING IN NET UNREALIZED APPRECIATION OF $9,165,822.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY PACIFIC GROWTH FUND INC.

SUMMARY OF INVESTMENTS - OCTOBER 31, 2003

                                                                      PERCENT OF
INDUSTRY                                                 VALUE        NET ASSETS
--------------------------------------------------------------------------------
Advertising/Marketing Services                       $      320,525       0.2%
Air Freight/Couriers                                        374,041       0.2
Airlines                                                  5,475,369       2.6
Apparel/Footwear                                            979,366       0.5
Apparel/Footwear Retail                                   1,762,039       0.8
Auto Parts: O.E.M                                         1,330,134       0.6
Automotive Aftermarket                                       41,264       0.0
Beverages: Non-Alcoholic                                    424,571       0.2
Broadcasting                                                303,173       0.1
Building Products                                         1,682,172       0.8
Chemicals: Major Diversified                              1,610,035       0.8
Chemicals: Specialty                                      6,918,008       3.3
Commercial Printing/Forms                                 2,620,862       1.3
Computer Communications                                     526,959       0.3
Computer Peripherals                                      2,349,018       1.1
Computer Processing Hardware                              3,251,050       1.6
Construction Materials                                    1,153,754       0.6
Consumer Sundries                                            60,243       0.0
Containers/Packaging                                        992,649       0.5
Department Stores                                         1,413,276       0.7
Electric Utilities                                        2,575,898       1.2
Electrical Products                                       2,655,005       1.3
Electronic Components                                     7,623,902       3.7
Electronic Distributors                                   1,306,965       0.6
Electronic Equipment/Instruments                         19,586,797       9.4
Electronic Production Equipment                             418,128       0.2
Electronics/Appliance Stores                                725,039       0.3
Electronics/Appliances                                    5,137,688       2.5
Engineering & Construction                                2,448,738       1.2
Finance/Rental/Leasing                                    1,834,300       0.9
Financial Conglomerates                                   3,405,757       1.6
Food Retail                                               1,718,471       0.8
Food: Meat/Fish/Dairy                                       897,464       0.4
Food: Specialty/Candy                                     1,235,687       0.6
Forest Products                                             474,440       0.2
Gas Distributors                                            812,287       0.4
Home Building                                             2,916,635       1.4
Home Furnishings                                            151,999       0.1
Household/Personal Care                                     148,537       0.1
Industrial Conglomerates                                  3,560,427       1.7
Industrial Machinery                                     10,590,586       5.1
Industrial Specialties                               $    2,132,126       1.0%
Investment Banks/Brokers                                  2,385,469       1.1
Investment Trusts/Mutual Funds                              643,485       0.3
Life/Health Insurance                                       886,994       0.4
Major Banks                                               7,534,605       3.6
Major Telecommunications                                  2,842,902       1.4
Marine Shipping                                           1,687,735       0.8
Media Conglomerates                                       1,908,627       0.9
Metal Fabrications                                        1,422,598       0.7
Miscellaneous Manufacturing                               2,228,320       1.1
Motor Vehicles                                           11,234,791       5.4
Movies/Entertainment                                        555,090       0.3
Oil & Gas Production                                      1,710,440       0.8
Oilfield Services/Equipment                                 777,370       0.4
Other Metals/Minerals                                     3,889,398       1.9
Other Transportation                                        739,433       0.4
Pharmaceuticals: Major                                    1,900,627       0.9
Pharmaceuticals: Other                                    4,462,778       2.1
Property - Casualty Insurers                                910,565       0.4
Railroads                                                 1,806,218       0.9
Real Estate Development                                  13,050,692       6.3
Recreational Products                                     5,085,797       2.4
Regional Banks                                            6,767,034       3.2
Repurchase Agreement                                      4,671,000       2.2
Semiconductors                                           11,090,093       5.3
Textiles                                                  1,148,380       0.6
Tobacco                                                     328,520       0.2
Tools/Hardware                                            1,272,678       0.6
Trucks/Construction/Farm Machinery                        1,973,501       0.9
Wholesale Distributors                                    4,172,570       2.0
Wireless Telecommunications                               1,411,330       0.7
                                                     --------------    ------
                                                     $  206,444,424      99.1%
                                                     ==============    ======

                                                                      PERCENT OF
TYPE OF INVESTMENT                                       VALUE        NET ASSETS
--------------------------------------------------------------------------------
Common Stocks                                        $  200,114,061      96.1%
Preferred Stocks                                          1,226,605       0.6
Rights                                                       83,105       0.0
Short-Term Investments                                    5,020,653       2.4
                                                     --------------    ------
                                                     $  206,444,424      99.1%
                                                     ==============    ======

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY PACIFIC GROWTH FUND INC.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2003

ASSETS:
Investments in securities, at value (cost $192,381,312)                  $   206,444,424
Cash (including $407,465 in foreign currency)                                    563,284
Receivable for:
  Investments sold                                                               952,702
  Capital stock sold                                                             719,436
  Dividends                                                                      415,712
  Foreign withholding taxes reclaimed                                             32,534
Prepaid expenses and other assets                                                 29,276
                                                                         ---------------
    TOTAL ASSETS                                                             209,157,368
                                                                         ---------------
LIABILITIES:
Payable for:
  Investments purchased                                                          202,549
  Investment management fee                                                      166,897
  Distribution fee                                                               165,306
  Capital stock redeemed                                                         127,487
Accrued expenses and other payables                                              199,370
                                                                         ---------------
    TOTAL LIABILITIES                                                            861,609
                                                                         ---------------
    NET ASSETS                                                           $   208,295,759
                                                                         ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                          $   596,497,465
Net unrealized appreciation                                                   14,067,289
Accumulated net investment loss                                               (1,411,888)
Accumulated net realized loss                                               (400,857,107)
                                                                         ---------------
    NET ASSETS                                                           $   208,295,759
                                                                         ===============
CLASS A SHARES:
Net Assets                                                               $     4,930,647
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE)               416,098
    NET ASSET VALUE PER SHARE                                            $         11.85
                                                                         ===============
    Maximum Offering Price Per Share,
     (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                     $         12.51
                                                                         ===============
CLASS B SHARES:
Net Assets                                                               $   187,065,423
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE)            16,125,646
    NET ASSET VALUE PER SHARE                                            $         11.60
                                                                         ===============
CLASS C SHARES:
Net Assets                                                               $     7,718,225
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE)               665,897
    NET ASSET VALUE PER SHARE                                            $         11.59
                                                                         ===============
CLASS D SHARES:
Net Assets                                                               $     8,581,464
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE)               718,659
    NET ASSET VALUE PER SHARE                                            $         11.94
                                                                         ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2003

NET INVESTMENT LOSS:
INCOME
Dividends (net of $357,494 foreign withholding tax)                      $     3,043,379
Interest                                                                          41,737
                                                                         ---------------
    TOTAL INCOME                                                               3,085,116
                                                                         ---------------
EXPENSES
Investment management fee                                                      1,632,818
Distribution fee (Class A shares)                                                 12,995
Distribution fee (Class B shares)                                              1,580,046
Distribution fee (Class C shares)                                                 40,734
Transfer agent fees and expenses                                                 809,044
Custodian fees                                                                   226,968
Shareholder reports and notices                                                  108,482
Professional fees                                                                 76,344
Registration fees                                                                 70,973
Directors' fees and expenses                                                      18,448
Other                                                                             18,498
                                                                         ---------------
    TOTAL EXPENSES                                                             4,595,350
                                                                         ---------------
    NET INVESTMENT LOSS                                                       (1,510,234)
                                                                         ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED LOSS ON:
  Investments                                                                (14,117,171)
  Foreign exchange transactions                                                 (135,119)
                                                                         ---------------
    NET REALIZED LOSS                                                        (14,252,290)
                                                                         ---------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
  Investments                                                                 72,521,292
  Translation of other assets and liabilities denominated
   in foreign currencies                                                          13,424
                                                                         ---------------
    NET APPRECIATION                                                          72,534,716
                                                                         ---------------
    NET GAIN                                                                  58,282,426
                                                                         ---------------
NET INCREASE                                                             $    56,772,192
                                                                         ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                      FOR THE YEAR        FOR THE YEAR
                                                                          ENDED              ENDED
                                                                    OCTOBER 31, 2003    OCTOBER 31, 2002
                                                                    ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                                                 $     (1,510,234)   $     (2,522,630)
Net realized loss                                                        (14,252,290)         (4,042,984)
Net change in unrealized depreciation                                     72,534,716           5,813,420
                                                                    ----------------    ----------------

    NET INCREASE (DECREASE)                                               56,772,192            (752,194)

Net decrease from transactions from capital stock transactions           (24,265,550)        (68,175,208)
                                                                    ----------------    ----------------

    NET INCREASE (DECREASE)                                               32,506,642         (68,927,402)

NET ASSETS:
Beginning of period                                                      175,789,117         244,716,519
                                                                    ----------------    ----------------

END OF PERIOD
  (INCLUDING ACCUMULATED NET INVESTMENT LOSSES OF
   $1,411,888 AND $124,141, RESPECTIVELY)                           $    208,295,759    $    175,789,117
                                                                    ================    ================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY PACIFIC GROWTH FUND INC.

NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2003

1. ORGANIZATION AND ACCOUNTING

Policies Morgan Stanley Pacific Growth Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize capital appreciation of its investments. The Fund was incorporated in Maryland on June 13, 1990 and commenced operations on November 30, 1990. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") or Morgan Stanley Asset & Investment Trust Management Co., Limited ("MSAITM") or Morgan Stanley Investment Management Company ("MSIMC") (collectively the "Sub-Advisors"), affiliates of the Investment Manager, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.95% to the portion of daily net assets not exceeding $1 billion; 0.90% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.85% to the portion of daily net assets in excess of $2 billion.

Effective August 11, 2003, the Investment Manager entered into two new Sub-Advisory Agreements with the Sub-Advisors, thereby replacing the previous Sub-Advisory Agreement with Morgan Stanley Investment Management Inc. (the "Former Sub-Advisor"). Under both the current and the previous Sub-Advisory Agreements, the Sub-Advisor invests the Fund's assets including the placing of orders for the purchase and sale of portfolio securities. As compensation for its services provided pursuant to the Sub-Advisory Agreements, the Investment Manager paid MSAITM compensation of $86,892 for the period August 11, 2003 through October 31, 2003, paid MSIMC compensation of $99,703 for the period August 11, 2003 through October 31, 2003 and paid the Former Sub-Advisor compensation of $466,532 for the period November 1, 2002 through August 10, 2003.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisors. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $38,862,588 at October 31, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended October 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 2003 , it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $45,038, $99,557 and $7,654, respectively and received $18,732 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2003 aggregated $67,154,511 and $99,131,499, respectively.

For the year ended October 31, 2003, the Fund incurred brokerage commissions with the following affiliates of the Investment Manager, the Sub-Advisors and the Distributor, for portfolio transactions executed on behalf of the Fund:

Morgan Stanley & Co. Inc.                           $   30,743
Morgan Stanley International Limited                $    5,487
Morgan Stanley, S.V., S.A.                          $      487
China International Capital Corp. Limited           $    2,825

At October 31, 2003, Morgan Stanley Fund of Fund-International Portfolio, an affiliate of the Investment Manager, Sub-Advisors and Distributor, owned 465,552 Class D shares of capital stock of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisors and Distributor, is the Fund's transfer agent. At October 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $7,400.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended October 31, 2003 included in Directors' fees and expenses in the Statement of Operations amounted to $6,665. At October 31, 2003, the Fund had an accrued pension liability of $53,547 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                     FOR THE YEAR                        FOR THE YEAR
                                                        ENDED                               ENDED
                                                   OCTOBER 31, 2003                    OCTOBER 31, 2002
                                           --------------------------------    --------------------------------
                                               SHARES            AMOUNT            SHARES            AMOUNT
                                           --------------    --------------    --------------    --------------
CLASS A SHARES
Sold                                           14,758,421    $  132,604,913        11,088,637    $  106,497,570
Redeemed                                      (14,817,501)     (135,236,132)      (10,964,391)     (106,399,064)
                                           --------------    --------------    --------------    --------------
Net increase (decrease) -- Class A                (59,080)       (2,631,219)          124,246            98,506
                                           --------------    --------------    --------------    --------------
CLASS B SHARES
Sold                                            2,630,509        24,525,139         6,326,639        60,646,610
Redeemed                                       (5,611,113)      (50,285,230)      (13,263,251)     (127,326,461)
                                           --------------    --------------    --------------    --------------
Net decrease  -- Class B                       (2,980,604)      (25,760,091)       (6,936,612)      (66,679,851)
                                           --------------    --------------    --------------    --------------
CLASS C SHARES
Sold                                            3,072,285        27,766,006         3,818,052        36,594,557
Redeemed                                       (2,779,931)      (24,834,757)       (3,882,326)      (37,640,725)
                                           --------------    --------------    --------------    --------------
Net increase (decrease) -- Class C                292,354         2,931,249           (64,274)       (1,046,168)
                                           --------------    --------------    --------------    --------------
CLASS D SHARES
Sold                                            3,165,373        28,214,139         2,620,642        25,207,755
Redeemed                                       (3,082,203)      (27,019,628)       (2,686,742)      (25,755,450)
                                           --------------    --------------    --------------    --------------
Net increase (decrease) -- Class D                 83,170         1,194,511           (66,100)         (547,695)
                                           --------------    --------------    --------------    --------------
Net decrease in Fund                           (2,664,160)   $  (24,265,550)       (6,942,740)   $  (68,175,208)
                                           ==============    ==============    ==============    ==============

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At October 31, 2003, there were no outstanding forward contracts.

At October 31, 2003, the Fund's cash balance consisted principally of interest bearing deposits with J.P. Morgan Chase, the Fund's custodian.

At October 31, 2003, investments in securities of issuers in Japan represented 49.4% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

7. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2003, the tax-basis components of accumulated losses were as follows:

Net accumulated earnings                                    --
Capital loss carryforward*                    $   (397,318,158)
Temporary differences                                  (53,547)
Net unrealized appreciation                          9,169,999
                                              ----------------
Total accumulated losses                      $   (388,201,706)
                                              ================

*As of October 31, 2003, the Fund had a net capital loss carryforward of $397,318,158 of which $54,029,023 will expire on October 31, 2005, $268,351,895 will expire on October 31, 2006,

$26,405,832 will expire on October 31, 2007, $25,208,399 will expire on October 31, 2009, $8,520,809 will expire on October 31, 2010 and $14,802,200 will expire on October 31, 2011 to offset future capital gains to the extent provided by regulations.

As of October 31, 2003, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of passive foreign investment companies ("PFICs") and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss, foreign currency losses and tax adjustments on PFICs sold by the Fund. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $283,162, accumulated net realized loss was credited $60,675 and accumulated net investment loss was credited $222,487.

MORGAN STANLEY PACIFIC GROWTH FUND INC.

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                                           FOR THE YEAR ENDED OCTOBER 31,
                                                     ----------------------------------------------------------------------
                                                        2003           2002           2001           2000           1999
                                                     ----------     ----------     ----------     ----------     ----------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $     8.60     $     8.92     $    13.29     $    14.54     $     9.76
                                                     ----------     ----------     ----------     ----------     ----------

Income (loss) from investment operations:
  Net investment income (loss)++                          (0.02)         (0.05)         (0.03)         (0.10)          0.05
  Net realized and unrealized gain (loss)                  3.27          (0.27)         (4.13)         (1.02)          4.73
                                                     ----------     ----------     ----------     ----------     ----------
Total income (loss) from investment operations             3.25          (0.32)         (4.16)         (1.12)          4.78
                                                     ----------     ----------     ----------     ----------     ----------

Less dividends from net investment income                     -              -          (0.21)         (0.13)             -
                                                     ----------     ----------     ----------     ----------     ----------

Net asset value, end of period                       $    11.85     $     8.60     $     8.92     $    13.29     $    14.54
                                                     ==========     ==========     ==========     ==========     ==========

TOTAL RETURN+                                             37.79%         (3.59)%       (31.42)%        (8.10)%        48.98%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                   1.96%          1.88%          1.74%          1.60%          1.79%
Net investment income (loss)                              (0.17)%        (0.40)%        (0.38)%        (0.68)%         0.34%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $    4,931     $    4,089     $    3,131     $   15,646     $   10,048
Portfolio turnover rate                                      40%            32%            37%            37%           128%

----------
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                           FOR THE YEAR ENDED OCTOBER 31,
                                                     ----------------------------------------------------------------------
                                                        2003           2002           2001           2000           1999
                                                     ----------     ----------     ----------     ----------     ----------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $     8.53     $     8.89     $    13.11     $    14.39     $     9.73
                                                     ----------     ----------     ----------     ----------     ----------
Income (loss) from investment operations:
  Net investment loss++                                   (0.08)         (0.11)         (0.13)         (0.23)         (0.06)
  Net realized and unrealized gain (loss)                  3.15          (0.25)         (4.05)         (1.02)          4.72
                                                     ----------     ----------     ----------     ----------     ----------
Total income (loss) from investment operations             3.07          (0.36)         (4.18)         (1.25)          4.66
                                                     ----------     ----------     ----------     ----------     ----------

Less dividends from net investment income                     -              -          (0.04)         (0.03)             -
                                                     ----------     ----------     ----------     ----------     ----------

Net asset value, end of period                       $    11.60     $     8.53     $     8.89     $    13.11     $    14.39
                                                     ==========     ==========     ==========     ==========     ==========

TOTAL RETURN+                                             35.99%         (4.05)%       (31.87)%        (8.86)%        47.89%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                   2.72%          2.64%          2.55%          2.37%          2.56%
Net investment loss                                       (0.93)%        (1.16)%        (1.19)%        (1.45)%        (0.43)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $  187,065     $  163,000     $  231,422     $  469,924     $  633,216
Portfolio turnover rate                                      40%            32%            37%            37%           128%

----------
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                           FOR THE YEAR ENDED OCTOBER 31,
                                                     ----------------------------------------------------------------------
                                                        2003           2002           2001           2000           1999
                                                     ----------     ----------     ----------     ----------     ----------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $     8.52     $     8.86     $    13.07     $    14.38     $     9.72
                                                     ----------     ----------     ----------     ----------     ----------
Income (loss) from investment operations:
  Net investment loss++                                   (0.09)         (0.10)         (0.13)         (0.23)         (0.05)
  Net realized and unrealized gain (loss)                  3.16          (0.24)         (4.05)         (1.00)          4.71
                                                     ----------     ----------     ----------     ----------     ----------
Total income (loss) from investment operations             3.07          (0.34)         (4.18)         (1.23)          4.66
                                                     ----------     ----------     ----------     ----------     ----------

Less dividends from net investment income                     -              -          (0.03)         (0.08)             -
                                                     ----------     ----------     ----------     ----------     ----------

Net asset value, end of period                       $    11.59     $     8.52     $     8.86     $    13.07     $    14.38
                                                     ==========     ==========     ==========     ==========     ==========

TOTAL RETURN+                                             36.03%         (3.84)%       (31.89)%        (8.88)%        47.94%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                   2.72%          2.47%          2.50%          2.37%          2.56%
Net investment loss                                       (0.93)%        (0.99)%        (1.14)%        (1.45)%        (0.43)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $    7,718     $    3,182     $    3,880     $   11,219     $   12,278
Portfolio turnover rate                                      40%            32%            37%            37%           128%

----------
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                           FOR THE YEAR ENDED OCTOBER 31,
                                                     ----------------------------------------------------------------------
                                                        2003           2002           2001           2000           1999
                                                     ----------     ----------     ----------     ----------     ----------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $     8.68     $     8.96     $    13.35     $    14.61     $     9.78
                                                     ----------     ----------     ----------     ----------     ----------
Income (loss) from investment operations:
  Net investment income (loss)++                           0.00          (0.02)         (0.02)         (0.20)          0.06
  Net realized and unrealized gain (loss)                  3.26          (0.26)         (4.11)         (0.91)          4.77
                                                     ----------     ----------     ----------     ----------     ----------
Total income (loss) from investment operations             3.26          (0.28)         (4.13)         (1.11)          4.83
                                                     ----------     ----------     ----------     ----------     ----------

Less dividends from net investment income                     -              -          (0.26)         (0.15)             -
                                                     ----------     ----------     ----------     ----------     ----------

Net asset value, end of period                       $    11.94     $     8.68     $     8.96     $    13.35     $    14.61
                                                     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN+                                             37.56%         (3.12)%       (31.19)%        (7.94)%        49.39%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                   1.72%          1.64%          1.55%          1.37%          1.56%
Net investment income (loss)                               0.07%         (0.16)%        (0.19)%        (0.45)%         0.57%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $    8,581     $    5,518     $    6,284     $    5,125     $    2,489
Portfolio turnover rate                                      40%            32%            37%            37%           128%

----------
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY PACIFIC GROWTH FUND INC.

INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
MORGAN STANLEY PACIFIC GROWTH FUND INC.:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Pacific Growth Fund (the "Fund"), including the portfolio of investments, as of October 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Pacific Growth Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
DECEMBER 19, 2003

MORGAN STANLEY PACIFIC GROWTH FUND INC.

DIRECTOR AND OFFICER INFORMATION

INDEPENDENT DIRECTORS:

                                                                                                 NUMBER OF
                                                                                                PORTFOLIOS
                                                      TERM OF                                     IN FUND
                                       POSITION(S)   OFFICE AND                                   COMPLEX
   NAME, AGE AND ADDRESS OF             HELD WITH    LENGTH OF      PRINCIPAL OCCUPATION(S)       OVERSEEN     OTHER DIRECTORSHIPS
     INDEPENDENT DIRECTOR              REGISTRANT   TIME SERVED*     DURING PAST 5 YEARS**     BY DIRECTOR***   HELD BY DIRECTOR
------------------------------------  ------------  ------------  ---------------------------  --------------  ---------------------
Michael Bozic (62)                    Director      Since         Retired; Director or         211             Director of Weirton
c/o Mayer, Brown, Rowe & Maw LLP                    April 1994    Trustee of the Retail Funds                  Steel Corporation.
Counsel to the Independent Directors                              and TCW/DW Term Trust 2003
1675 Broadway                                                     (since April 1994) and the
New York, NY                                                      Institutional Funds (since
                                                                  July 2003); formerly Vice
                                                                  Chairman of Kmart
                                                                  Corporation (December 1998-
                                                                  October 2000), Chairman and
                                                                  Chief Executive Officer of
                                                                  Levitz Furniture
                                                                  Corporation (November 1995-
                                                                  November 1998) and
                                                                  President and Chief
                                                                  Executive Officer of Hills
                                                                  Department Stores (May
                                                                  1991-July 1995); formerly
                                                                  variously Chairman, Chief
                                                                  Executive Officer,
                                                                  President and Chief
                                                                  Operating Officer
                                                                  (1987-1991) of the Sears
                                                                  Merchandise Group of Sears,
                                                                  Roebuck & Co.

Edwin J. Garn (71)                    Director      Since         Director or Trustee of the   211             Director of Franklin
c/o Summit Ventures LLC                             January 1993  Retail Funds and TCW/DW                      Covey (time
1 Utah Center                                                     Term Trust 2003 (since                       management systems),
201 S. Main Street                                                January 1993) and the                        BMW Bank of North
Salt Lake City, UT                                                Institutional Funds (since                   America, Inc.
                                                                  July 2003); member of the                    (industrial loan
                                                                  Utah Regional Advisory                       corporation), United
                                                                  Board of Pacific Corp.;                      Space Alliance (joint
                                                                  formerly United States                       venture between
                                                                  Senator (R-Utah)                             Lockheed Martin and
                                                                  (1974-1992) and Chairman,                    the Boeing Company)
                                                                  Senate Banking Committee                     and Nuskin Asia
                                                                  (1980-1986), Mayor of Salt                   Pacific (multilevel
                                                                  Lake City, Utah                              marketing); member of
                                                                  (1971-1974), Astronaut,                      the board of various
                                                                  Space Shuttle Discovery                      civic and charitable
                                                                  (April 12-19, 1985), and                     organizations.
                                                                  Vice Chairman, Huntsman
                                                                  Corporation (chemical
                                                                  company).

Wayne E. Hedien (69)                  Director      Since         Retired; Director or         211             Director of The PMI
c/o Mayer, Brown, Rowe & Maw LLP                    September     Trustee of the Retail Funds                  Group Inc. (private
Counsel to the Independent                          1997          and TCW/DW Term Trust 2003;                  mortgage insurance);
Directors                                                         (Since September 1997) and                   Trustee and Vice
1675 Broadway                                                     the Institutional Funds                      Chairman of The
New York, NY                                                      (since July 2003); formerly                  Field Museum of
                                                                  associated with the                          Natural History;
                                                                  Allstate Companies                           director of various
                                                                  (1966-1994), most recently                   other business and
                                                                  as Chairman of The Allstate                  charitable
                                                                  Corporation (March 1993-                     organizations.
                                                                  December 1994) and Chairman
                                                                  and Chief Executive Officer
                                                                  of its wholly-owned
                                                                  subsidiary, Allstate
                                                                  Insurance Company (July
                                                                  1989-December 1994).

                                                                                                 NUMBER OF
                                                                                                PORTFOLIOS
                                                      TERM OF                                     IN FUND
                                       POSITION(S)   OFFICE AND                                   COMPLEX
   NAME, AGE AND ADDRESS OF             HELD WITH    LENGTH OF      PRINCIPAL OCCUPATION(S)       OVERSEEN     OTHER DIRECTORSHIPS
     INDEPENDENT DIRECTOR              REGISTRANT   TIME SERVED*     DURING PAST 5 YEARS**     BY DIRECTOR***   HELD BY DIRECTOR
------------------------------------  ------------  ------------  ---------------------------  --------------  ---------------------
Dr.Manuel H. Johnson (54)             Director      Since         Chairman of the Audit        211             Director of NVR, Inc.
c/o Johnson Smick International,                    July 1991     Committee and Director or                    (home construction);
Inc.                                                              Trustee of the Retail Funds                  Chairman and Trustee
2099 Pennsylvania Avenue, N.W.                                    and TCW/DW Term Trust 2003                   of the Financial
Suite 950                                                         (since July 1991) and the                    Accounting Foundation
Washington, D.C.                                                  Institutional Funds (since                   (oversight
                                                                  July 2003); Senior Partner,                  organization of the
                                                                  Johnson Smick                                Financial Accounting
                                                                  International, Inc., a                       Standards Board);
                                                                  consulting firm;                             Director of RBS
                                                                  Co-Chairman and a founder                    Greenwich Capital
                                                                  of the Group of Seven                        Holdings (financial
                                                                  Council (G7C), an                            holding company).
                                                                  international economic
                                                                  commission; formerly Vice
                                                                  Chairman of the Board of
                                                                  Governors of the Federal
                                                                  Reserve System and
                                                                  Assistant Secretary of the
                                                                  U.S. Treasury.

Joseph J. Kearns (61)                 Director      Since         Deputy Chairman of the       212             Director of Electro
PMB754                                              July 2003     Audit Committee and                          Rent Corporation
23852 Pacific Coast Highway                                       Director or Trustee of the                   (equipment leasing),
Malibu, CA                                                        Retail Funds and TCW/DW                      The Ford Family
                                                                  Term Trust 2003 (since                       Foundation, and the
                                                                  July 2003) and the                           UCLA Foundation.
                                                                  Institutional Funds (since
                                                                  August 1994); previously
                                                                  Chairman of the Audit
                                                                  Committee of the
                                                                  Institutional Funds
                                                                  (October 2001-July 2003);
                                                                  President, Kearns &
                                                                  Associates LLC (investment
                                                                  consulting); formerly CFO
                                                                  of the J. Paul Getty Trust.

Michael E. Nugent (67)                Director      Since         Chairman of the Insurance    211             Director of various
c/o Triumph Capital, L.P.                           July 1991     Committee and Director or                    business
445 Park Avenue                                                   Trustee of the Retail Funds                  organizations.
New York, NY                                                      and TCW/DW Term Trust 2003
                                                                  (since July 1991) and the
                                                                  Institutional Funds (since
                                                                  July 2001); General Partner
                                                                  of Triumph Capital, L.P., a
                                                                  private investment
                                                                  partnership; formerly Vice
                                                                  President, Bankers Trust
                                                                  Company and BT Capital
                                                                  Corporation (1984-1988).

Fergus Reid (71)                      Director      Since         Chairman of the Governance   212             Trustee and Director
85 Charles Colman Blvd.                             July 2003     Committee and Director or                    of certain investment
Pawling, NY                                                       Trustee of the Retail Funds                  companies in the
                                                                  and TCW/DW Term Trust 2003                   JPMorgan Funds
                                                                  (since July 2003) and the                    complex managed by JP
                                                                  Institutional Funds (since                   Morgan Investment
                                                                  June 1992); Chairman of                      Management Inc.
                                                                  Lumelite Plastics
                                                                  Corporation.

INTERESTED DIRECTORS:

                                                                                                 NUMBER OF
                                                                                                PORTFOLIOS
                                                      TERM OF                                     IN FUND
                                       POSITION(S)   OFFICE AND                                   COMPLEX
   NAME, AGE AND ADDRESS OF             HELD WITH    LENGTH OF      PRINCIPAL OCCUPATION(S)       OVERSEEN     OTHER DIRECTORSHIPS
     INTERESTED DIRECTOR               REGISTRANT   TIME SERVED*     DURING PAST 5 YEARS**     BY DIRECTOR***   HELD BY DIRECTOR
------------------------------------  ------------  ------------  ---------------------------  --------------  ---------------------
Charles A. Fiumefreddo (70)           Chairman of   Since         Chairman and Director or     211             None
c/o Morgan Stanley Trust              the Board     July 1991     Trustee of the Retail Funds
Harborside Financial Center,          and Director                and TCW/DW Term Trust 2003
Plaza Two,                                                        (since July 1991) and the
Jersey City, NJ                                                   Institutional Funds (since
                                                                  July 2003); formerly Chief
                                                                  Executive Officer of the
                                                                  Retail Funds and the TCW/DW
                                                                  Term Trust 2003 (until
                                                                  September 2002).

James F. Higgins (55)                 Director      Since         Director or Trustee of the   211             Director of AXA
c/o Morgan Stanley Trust                            June 2000     Retail Funds and TCW/DW                      Financial, Inc. and
Harborside Financial Center,                                      Term Trust 2003 (since June                  The Equitable Life
Plaza Two,                                                        2000) and the Institutional                  Assurance Society of
Jersey City, NJ                                                   Funds (since July 2003);                     the United States
                                                                  Senior Advisor of Morgan                     (financial services).
                                                                  Stanley (since August
                                                                  2000); Director of the
                                                                  Distributor and Dean Witter
                                                                  Realty Inc.; previously
                                                                  President and Chief
                                                                  Operating Officer of the
                                                                  Private Client Group of
                                                                  Morgan Stanley (May
                                                                  1999-August 2000), and
                                                                  President and Chief
                                                                  Operating Officer of
                                                                  Individual Securities of
                                                                  Morgan Stanley (February
                                                                  1997-May 1999).

Philip J. Purcell (60)                Director      Since         Director or Trustee of the   211             Director of American
1585 Broadway                                       April 1994    Retail Funds and TCW/DW                      Airlines, Inc. and
New York, NY                                                      Term Trust 2003 (since                       its parent company,
                                                                  April 1994) and the                          AMR Corporation.
                                                                  Institutional Funds (since
                                                                  July 2003); Chairman of the
                                                                  Board of Directors and
                                                                  Chief Executive Officer of
                                                                  Morgan Stanley and Morgan
                                                                  Stanley DW Inc.; Director
                                                                  of the Distributor;
                                                                  Chairman of the Board of
                                                                  Directors and Chief
                                                                  Executive Officer of Novus
                                                                  Credit Services Inc.;
                                                                  Director and/or officer of
                                                                  various Morgan Stanley
                                                                  subsidiaries.

----------
 * THIS IS THE EARLIEST DATE THE DIRECTOR BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER") (THE "RETAIL FUNDS").
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY INVESTMENTS LP).

OFFICERS:

                                                       TERM OF
                                     POSITION(S)      OFFICE AND
   NAME, AGE AND ADDRESS OF           HELD WITH       LENGTH OF
      EXECUTIVE OFFICER              REGISTRANT       TIME SERVED*            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
--------------------------------  ----------------  ---------------   -----------------------------------------------------------
Mitchell M. Merin (50)            President         Since May 1999    President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                           Investment Management Inc.; President, Director and Chief
New York, NY                                                          Executive Officer of the Investment Manager and Morgan
                                                                      Stanley Services; Chairman, Chief Executive Officer and
                                                                      Director of the Distributor; Chairman and Director of the
                                                                      Transfer Agent; Director of various Morgan Stanley
                                                                      subsidiaries; President Morgan Stanley Investments LP
                                                                      (since February 2003); President of the Institutional Funds
                                                                      (since July 2003) and President of the Retail Funds and
                                                                      TCW/DW Term Trust 2003 (since May 1999); Trustee (since
                                                                      July 2003) and President (since December 2002) of the Van
                                                                      Kampen Closed-End Funds; Trustee (since May 1999) and
                                                                      President (since October 2002) of the Van Kampen Open-End
                                                                      Funds.

Ronald E. Robison (64)            Executive Vice    Since             Chief Global Operations Officer and Managing Director of
1221 Avenue of the Americas       President and     April 2003        Morgan Stanley Investment Management Inc.; Managing
New York, NY                      Principal                           Director of Morgan Stanley & Co. Incorporated; Managing
                                  Executive                           Director of Morgan Stanley; Managing Director, Chief
                                  Officer                             Administrative Officer and Director of the Investment
                                                                      Manager and Morgan Stanley Services; Chief Executive
                                                                      Officer and Director of the Transfer Agent; Executive Vice
                                                                      President and Principal Executive Officer of the
                                                                      Institutional Funds (since July 2003); and the TCW/DW Term
                                                                      Trust 2003 (since April 2003); previously President of the
                                                                      Institutional Funds (March 2001-July 2003) and Director of
                                                                      the Institutional Funds (March 2001-July 2003).

Barry Fink (48)                   Vice President    Since             General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas       and General       February 1997     (since December 2000) of Morgan Stanley Investment
New York, NY                      Counsel                             Management; Managing Director (since December 2000),
                                                                      Secretary (since February 1997) and Director (since
                                                                      July 1998) of the Investment Manager and Morgan Stanley
                                                                      Services; Assistant Secretary of Morgan Stanley DW; Chief
                                                                      Legal Officer of Morgan Stanley Investments LP (since
                                                                      July 2002); Vice President of the Institutional Funds
                                                                      (since July 2003); Vice President and Secretary of the
                                                                      Distributor; previously Secretary of the Retail Funds
                                                                      (February 1997-July 2003); previously Vice President and
                                                                      Assistant General Counsel of the Investment Manager and
                                                                      Morgan Stanley Services (February 1997-December 2001).

Joseph J. McAlinden (60)          Vice President    Since July 1995   Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                                           Investment Manager, Morgan Stanley Investment Management
New York, NY                                                          Inc. and Morgan Stanley Investments LP; Director of the
                                                                      Transfer Agent, Chief Investment Officer of the Van Kampen
                                                                      Funds; Vice President of the Institutional Funds (since
                                                                      July 2003) and the Retail Funds (since July 1995).

Stefanie V. Chang (36)            Vice President    Since July 2003   Executive Director of Morgan Stanley & Co. and Morgan
1221 Avenue of the Americas                                           Stanley Investment Management Inc. and Vice President of
New York, NY                                                          the Institutional Funds (since December 1997) and the
                                                                      Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford
                                                                      Chance LLP).

                                                       TERM OF
                                     POSITION(S)      OFFICE AND
   NAME, AGE AND ADDRESS OF           HELD WITH       LENGTH OF
      EXECUTIVE OFFICER              REGISTRANT       TIME SERVED*            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
--------------------------------  ----------------  ---------------   -----------------------------------------------------------
Francis J. Smith (38)             Treasurer and     Treasurer since   Executive Director of the Investment Manager and Morgan
c/o Morgan Stanley Trust          Chief Financial   July 2003 and     Stanley Services (since December 2001); previously Vice
Harborside Financial Center,      Officer           Chief Financial   President of the Retail Funds (September 2002-July 2003);
Plaza Two,                                          Officer since     previously Vice President of the Investment Manager and
Jersey City, NJ                                     September 2002    Morgan Stanley Services (August 2000-November 2001) and
                                                                      Senior Manager at PricewaterhouseCoopers LLP
                                                                      (January 1998-August 2000).

Thomas F. Caloia (57)             Vice President    Since July 2003   Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                                              Treasurer of the Investment Manager, the Distributor and
Harborside Financial Center,                                          Morgan Stanley Services; previously Treasurer of the
Plaza Two,                                                            Retail Funds (April 1989-July 2003); formerly First Vice
Jersey City, NJ                                                       President of the Investment Manager, the Distributor and
                                                                      Morgan Stanley Services.

Mary E. Mullin (36)               Secretary         Since July 2003   Vice President of Morgan Stanley & Co. Incorporated and
1221 Avenue of the Americas                                           Morgan Stanley Investment Management Inc.; Secretary of
New York, NY                                                          the Institutional Funds (since June 1999) and the Retail
                                                                      Funds (since July 2003); formerly practiced law with the
                                                                      New York law firms of McDermott, Will & Emery and Skadden,
                                                                      Arps, Slate, Meagher & Flom LLP.

----------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

DIRECTORS
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT and GENERAL COUNSEL

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISORS
Morgan Stanley Asset & Investment Trust Management Co., Limited
Yebisu Garden Place Tower, 20-3
Ebisu 4-chrome, Shibuya-ku
Tokyo, Japan 150-6009

Morgan Stanley Investment Management Company
23 Church Street, 16-01 Capital Square
Singapore 049481


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2003 Morgan Stanley

[MORGAN STANLEY LOGO]

37916RPT-00-13016K03-OP-11/03

MORGAN STANLEY FUNDS

MORGAN STANLEY PACIFIC GROWTH FUND

ANNUAL REPORT
OCTOBER 31, 2003

[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c)  Not applicable.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Directors has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Directors: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

Applicable only for reports covering fiscal years ending on or after December 15, 2003.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

   There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.


                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Pacific Growth Fund Inc.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 18, 2003

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 18, 2003

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 18, 2003